OTHER ASSETS - Payment Receivables (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Gross investment in finance lease contracts	$ 175.2	$ 182.0
Less: unearned finance income	66.0	71.3
Less: discounted unguaranteed residual values of leased assets	6.3	6.2
Present value of future minimum lease payment receivables	$ 102.9	$ 104.5